Significant Accounting Policies - Class A common stock subject to possible redemption (Details) - USD ($)	9 Months Ended
	Sep. 30, 2020	Jan. 24, 2020
Significant Accounting Policies
Minimum net tangible assets upon consummation of the Company's initial Business Combination and after payment of underwriters' fees and commissions	$ 5,000,001	$ 5,000,001
Public Offering
Significant Accounting Policies
Number of shares issued	69,000,000
Minimum net tangible assets upon consummation of the Company's initial Business Combination and after payment of underwriters' fees and commissions	$ 5,000,001
Shares subject to possible redemption	66,090,379
Shares subject to possible redemption, par value per share	$ 10.00